Pioneer High Income Municipal Fund

Schedule of Investments | November 30, 2020

Ticker Symbols:
Class A Class C Class Y	PIMAX HICMX HIMYX

Schedule of Investments | 11/30/20 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 93.8%
	DEBTOR IN POSSESSION FINANCING - 0.3% of Net Assets#
	Entertainment - 0.3%
5,000,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	$5,600,000
	Total Entertainment	$5,600,000
	TOTAL DEBTOR IN POSSESSION FINANCING
	(Cost $5,248,622)	$5,600,000
	MUNICIPAL BONDS - 92.7% of Net Assets(a)
	Alabama - 1.3%
3,500,000	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 4.5%, 5/1/32 (144A)	$3,885,000
17,500,000	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 5.25%, 5/1/44 (144A)	19,600,000
	Total Alabama	$23,485,000
	Alaska - 2.1%
5,420,000	Northern Tobacco Securitization Corp., 5.0%, 6/1/32	$5,467,425
31,985,000	Northern Tobacco Securitization Corp., Asset-Backed, Series A, 5.0%, 6/1/46	32,264,869
	Total Alaska	$37,732,294
	Arizona - 2.2%
1,675,000	Arizona Industrial Development Authority, Doral Academy Nevada Fire Mesa, Series A, 5.0%, 7/15/49 (144A)	$1,828,765
5,000,000	City of Phoenix Civic Improvement Corp., 5.0%, 7/1/44	6,642,800
12,865,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36	13,371,238
9,400,000	City of Phoenix, Industrial Development Authority, Deer Valley Veterans Assisted Living Project, 5.125%, 7/1/36	9,535,454
1,000,000	County of Pima, Industrial Development Authority, Facility Desert Heights Charter, 7.0%, 5/1/34	1,100,030
3,000,000	County of Pima, Industrial Development Authority, Facility Desert Heights Charter, 7.25%, 5/1/44	3,255,270
1,700,000	Tempe Industrial Development Authority, Revenue Mirabella At ASU Project, Series A, 6.125%, 10/1/47 (144A)	1,758,599
2,400,000	Tempe Industrial Development Authority, Revenue Mirabella At ASU Project, Series A, 6.125%, 10/1/52 (144A)	2,475,840
	Total Arizona	$39,967,996
	Arkansas - 1.7%
29,265,000	Arkansas Development Finance Authority, Big River Steel Project, 4.5%, 9/1/49 (144A)	$30,911,156
	Total Arkansas	$30,911,156
	California - 11.5%
5,165,000	California County Tobacco Securitization Agency, Asset-Backed, Gold Country Funding Corp., 5.25%, 6/1/46	$5,168,512
12,025,000	California Educational Facilities Authority, 5.0%, 5/1/45	19,544,954
4,495,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.0%, 6/1/46	7,339,121
11,020,000	California Educational Facilities Authority, Stanford University, Series V-1, 5.0%, 5/1/49	18,291,988
2,000,000	California Municipal Finance Authority, 5.0%, 11/1/49 (144A)	2,126,140
1,600,000	California Municipal Finance Authority, 5.5%, 11/1/45 (144A)	1,717,856
250,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.0%, 10/1/35	261,963
1,550,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.25%, 10/1/45	1,612,279
500,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.125%, 7/1/35 (144A)	539,590
1,575,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.375%, 7/1/45 (144A)	1,695,487
6,300,000	California Municipal Finance Authority, Santa Rosa Academy Project, 6.0%, 7/1/42	6,611,094
2,900,000(b)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	3,277,116
215,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 4.75%, 10/1/24	229,315
830,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.625%, 10/1/34	904,791
2,175,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.875%, 10/1/44	2,361,811
1,000,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 6.0%, 10/1/49	1,088,200
3,230,000	California School Finance Authority, View Park High School, Series A, 7.125%, 10/1/48 (144A)	3,578,129
1,875,000	California Statewide Communities Development Authority, 5.0%, 11/1/41 (144A)	2,071,781
1,560,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.125%, 11/1/33	1,715,251
4,030,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.375%, 11/1/43	4,371,462
1,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/43 (144A)	1,136,400
13,095,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/56 (144A)	14,424,535
10,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.5%, 12/1/58 (144A)	11,465,000
700,000	City of Oroville CA, 5.25%, 4/1/34	791,658
4,730,000	City of Oroville CA, 5.25%, 4/1/39	5,303,844
8,415,000	City of Oroville CA, 5.25%, 4/1/49	9,358,237
13,200,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	14,654,640
Principal Amount USD ($)		Value
	California - (continued)
9,825,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-2, 5.3%, 6/1/37	$10,218,000
30,830,000	Golden State Tobacco Securitization Corp., Series A-1, 5.0%, 6/1/47	31,947,588
11,815,000	Golden State Tobacco Securitization Corp., Series A-1, 5.25%, 6/1/47	12,258,063
2,500,000(c)	Pittsburg Unified School District Financing Authority, 9/1/41 (AGM Insured)	1,555,550
1,925,000(c)	Pittsburg Unified School District Financing Authority, 9/1/42 (AGM Insured)	1,160,660
8,000,000	Tobacco Securitization Authority of Northern California, 5.5%, 6/1/45	8,170,000
	Total California	$206,951,015
	Colorado - 3.4%
4,535,000(d)	2000 Holly Metropolitan District, 5.0%, 12/1/50	$4,538,265
577,000(d)	2000 Holly Metropolitan District, 7.5%, 12/15/50	588,350
865,000(d)	Belleview Village Metropolitan District, 4.95%, 12/1/50	872,050
2,345,000(b)(d)	Castle Oaks Metropolitan District No. 3, 5.5%, 12/1/45	2,415,350
2,860,000(b)(d)	Castle Oaks Metropolitan District No. 3, 6.25%, 12/1/44	2,945,800
2,000,000(b)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	2,422,860
5,000,000(b)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.125%, 9/1/48	6,074,200
2,000,000(d)	Copperleaf Metropolitan District No. 2, 5.75%, 12/1/45	2,060,000
1,250,000(d)	Cottonwood Highlands Metropolitan District No. 1, Series A, 5.0%, 12/1/49	1,284,237
2,090,000(d)	Cottonwood Highlands Metropolitan District No. 1, Series B, 8.75%, 12/15/49	2,147,496
2,840,000(d)	Crystal Crossing Metropolitan District, 5.25%, 12/1/40	2,905,036
3,379,000	Dominion Water & Sanitation District, 6.0%, 12/1/46	3,516,221
3,550,000(d)	Green Valley Ranch East Metropolitan District No 6, 5.875%, 12/1/50	3,684,829
7,635,000(d)	Larkridge Metropolitan District No. 2, 5.25%, 12/1/48	7,977,888
3,327,000(d)	Littleton Village Metropolitan District No. 2, 5.375%, 12/1/45	3,384,624
1,125,000	Nine Mile Metropolitan District, 4.625%, 12/1/30	1,125,821
2,500,000	Nine Mile Metropolitan District, 5.125%, 12/1/40	2,501,775
1,000,000(d)	Settler’s Crossing Metropolitan District No 1, 5.0%, 12/1/40 (144A)	1,019,480
2,130,000(d)	Settler’s Crossing Metropolitan District No 1, 5.125%, 12/1/50 (144A)	2,171,556
597,000(d)	Settler’s Crossing Metropolitan District No 1, 7.625%, 12/15/50	609,274
1,875,000(d)	Village at Dry Creek Metropolitan District No 2, 4.375%, 12/1/44	1,835,419
1,250,000(d)	Villas Metropolitan District, Series A, 5.125%, 12/1/48	1,342,613
1,240,000(d)	Willow Bend Metropolitan District, 5.0%, 12/1/39	1,285,136
1,460,000(d)	Willow Bend Metropolitan District, 5.0%, 12/1/49	1,490,894
755,000(d)	Willow Bend Metropolitan District, 7.625%, 12/15/49	770,915
	Total Colorado	$60,970,089
	District of Columbia - 0.8%
735,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$757,050
10,000,000(d)	District of Columbia, Series A, 5.0%, 10/15/44	12,836,400
	Total District of Columbia	$13,593,450
	Florida - 0.2%
500,000	Capital Trust Agency, Inc., H Bay Ministries, Inc., 5.0%, 7/1/43	$275,660
750,000	Capital Trust Agency, Inc., H Bay Ministries, Inc., 5.0%, 7/1/53	413,483
500,000	Capital Trust Agency, Inc., H Bay Ministries, Inc., 5.25%, 7/1/48	275,625
700,000	County of Lake FL, 5.0%, 1/15/39 (144A)	748,734
1,525,000	County of Lake FL, 5.0%, 1/15/49 (144A)	1,607,426
850,000	County of Lake FL, 5.0%, 1/15/54 (144A)	892,874
	Total Florida	$4,213,802
	Guam - 0.1%
1,100,000	Guam Economic Development & Commerce Authority, 5.625%, 6/1/47	$1,100,033
	Total Guam	$1,100,033
	Illinois - 11.3%
1,305,000(d)	Chicago Board of Education, 5.0%, 12/1/44	$1,345,377
4,275,000(d)	Chicago Board of Education, 5.0%, 12/1/46	4,399,488
15,000,000(d)	Chicago Board of Education, 5.0%, 12/1/46	15,766,350
35,000(d)	Chicago Board of Education, 5.25%, 12/1/41	35,423
5,000,000(d)	Chicago Board of Education, 5.5%, 12/1/31 (AMBAC Insured)	6,002,500
1,000,000	Chicago Board of Education, 5.75%, 4/1/35	1,170,070
8,010,000	Chicago Board of Education, 6.0%, 4/1/46	9,285,592
2,415,000(d)	Chicago Board of Education Project, Series C, 5.25%, 12/1/39	2,526,042
2,035,000(d)	Chicago Board of Education, Series A, 5.0%, 12/1/33	2,168,801
925,000(d)	Chicago Board of Education, Series A, 5.0%, 12/1/41	932,779
12,075,000(d)	Chicago Board of Education, Series A, 5.0%, 12/1/42	12,216,640
1,575,000(d)	Chicago Board of Education, Series A, 5.5%, 12/1/39	1,598,483
1,000,000(d)	Chicago Board of Education, Series A, 7.0%, 12/1/46 (144A)	1,241,500
8,000,000(d)	Chicago Board of Education, Series B, 6.5%, 12/1/46	9,415,440
3,250,000(d)	Chicago Board of Education, Series D, 5.0%, 12/1/31	3,481,465
10,000,000(d)	City of Chicago IL, 5.0%, 1/1/28	11,072,000
3,435,000(d)	City of Chicago IL, 5.5%, 1/1/30	3,729,414
9,200,000(d)	City of Chicago IL, 5.5%, 1/1/35	10,287,992
12,000,000(d)	City of Chicago IL, 5.5%, 1/1/49	13,194,600
7,975,000(d)	City of Chicago IL, 6.0%, 1/1/38	8,917,884
2,000,000(d)	City of Chicago, Series A, 5.0%, 1/1/44	2,124,940
4,695,000	City of Plano IL Special Service Area No 3 & No 4, 4.0%, 3/1/35	4,763,500
1,591,212(c)	Illinois Finance Authority, 11/15/52	129,970
2,520,597(e)	Illinois Finance Authority, 4.0%, 11/15/52	2,533,729
4,050,000	Illinois Finance Authority, 6.0%, 11/15/36	4,073,936
Principal Amount USD ($)		Value
	Illinois - (continued)
2,634,795(c)	Illinois Finance Authority, Clare Oaks Project, Series C-1, 11/15/52	$263
526,959	Illinois Finance Authority, Clare Oaks Project, Series C-2, 4.0%, 11/15/52	53
526,959(f)	Illinois Finance Authority, Clare Oaks Project, Series C-3, 0.0%, 11/15/52	53
865,000	Illinois Finance Authority, Norwegian American Hospital, Inc., 7.625%, 9/15/28	867,405
4,700,000	Illinois Finance Authority, Norwegian American Hospital, Inc., 7.75%, 9/15/38	4,804,998
25,000,000	Metropolitan Pier & Exposition Authority, 5.0%, 6/15/50	28,027,250
23,000,000	Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Series A, 5.0%, 6/15/57	25,315,640
2,830,000	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.0%, 6/15/52 (ST APPROP Insured)	2,909,155
7,690,000(f)	Southwestern Illinois Development Authority, Comprehensive Mental Health Center, 6.625%, 6/1/37	5,306,100
1,415,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	1,344,278
1,225,000	Village of Matteson IL, 6.5%, 12/1/35	1,310,248
1,210,000	Village of Volo IL Special Service Area No 17, 5.5%, 3/1/47	1,233,305
	Total Illinois	$203,532,663
	Indiana - 7.3%
2,745,000	City of Anderson IN, 5.375%, 1/1/40	$2,785,269
1,750,000(f)	City of Carmel, Barrington Carmel Project, Series A, 7.0%, 11/15/32	50,312
2,000,000(f)	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/42	57,500
2,000,000(f)	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/47	57,500
775,000	City of Evansville IN, 4.8%, 1/1/28	767,638
6,475,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	6,503,749
700,000	City of Fort Wayne, Silver Birch Fort Wayne Project, 5.125%, 1/1/32	712,439
4,565,000	City of Fort Wayne, Silver Birch Fort Wayne Project, 5.35%, 1/1/38	4,645,481
24,990,000	City of Hammond, Custodial Receipts Cabelas Project, 7.5%, 2/1/29 (144A)	25,022,987
1,275,000	City of Kokomo, Silver Birch of Kokomo, 5.75%, 1/1/34	1,339,668
7,825,000	City of Kokomo, Silver Birch of Kokomo, 5.875%, 1/1/37	8,222,432
1,230,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.6%, 1/1/33	1,275,080
6,000,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.8%, 1/1/37	6,215,040
1,000,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.1%, 1/1/32 (144A)	996,610
5,890,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	5,936,237
2,050,000	City of Muncie, Silver Birch Muncie Project, 5.05%, 1/1/31	2,110,127
5,510,000	City of Muncie, Silver Birch Muncie Project, 5.25%, 1/1/37	5,648,852
4,560,000	City of Terre Haute, Silver Birch Terre Haute Project, 5.35%, 1/1/38	4,629,540
4,000,000(b)	County of Vigo, Hospital Authority, Union Hospitals, Inc., 8.0%, 9/1/41	4,232,320
7,500,000	Indiana Finance Authority, 5.0%, 7/1/44	7,977,225
1,405,000	Indiana Finance Authority, 5.0%, 7/1/48	1,492,798
1,705,000	Indiana Finance Authority, 5.25%, 1/1/51	1,820,991
5,190,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	5,500,673
330,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	349,648
1,940,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.25%, 7/1/43	1,869,753
1,920,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.5%, 7/1/53	1,871,846
11,985,000	Indiana Housing & Community Development Authority, 5.0%, 1/1/39 (144A)	11,502,244
8,580,000	Indiana Housing & Community Development Authority, Evergreen Village Bloomington Project, 5.5%, 1/1/37	8,672,235
8,000,000	Town of Plainfield Multifamily Housing Revenue, Glasswater Creek Project, 5.375%, 9/1/38	8,062,560
	Total Indiana	$130,328,754
	Iowa - 1.5%
8,000,000	Iowa Finance Authority, 4.75%, 8/1/42	$8,200,320
4,255,000	Iowa Tobacco Settlement Authority, 5.6%, 6/1/34	4,292,231
2,500,000	Iowa Tobacco Settlement Authority, Asset-Backed, Series C, 5.375%, 6/1/38	2,521,875
4,960,000	Iowa Tobacco Settlement Authority, Asset-Backed, Series C, 5.5%, 6/1/42	5,003,400
6,385,000	Iowa Tobacco Settlement Authority, Asset-Backed, Series C, 5.625%, 6/1/46	6,440,869
	Total Iowa	$26,458,695
	Kansas - 0.8%
400,000	Kansas Development Finance Authority, Village Shalom Project, Series A, 5.25%, 11/15/33	$403,300
12,215,000	Kansas Development Finance Authority, Village Shalom Project, Series A, 5.25%, 11/15/53	11,545,129
2,000,000	Kansas Development Finance Authority, Village Shalom Project, Series A, 5.5%, 11/15/38	2,018,900
	Total Kansas	$13,967,329
	Maryland - 0.3%
4,160,000	Maryland Economic Development Corp., 5.0%, 3/31/41	$4,161,373
915,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	981,740
	Total Maryland	$5,143,113
	Massachusetts - 1.6%
11,500,000	Massachusetts Development Finance Agency, 5.0%, 7/1/50	$19,139,105
765,000	Massachusetts Development Finance Agency, Adventcare Project, 7.625%, 10/15/37	557,700
2,000,000	Massachusetts Development Finance Agency, Adventcare Project, Series A, 6.75%, 10/15/37	1,911,180
1,250,000	Massachusetts Development Finance Agency, International Charter School, 5.0%, 4/15/40	1,386,762
4,500,000	Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility, 5.125%, 11/15/46 (144A)	4,860,045
917,706(c)	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series B, 11/15/56	186,203
	Total Massachusetts	$28,040,995
Principal Amount USD ($)		Value
	Michigan - 3.3%
8,565,000	David Ellis Academy-West, 5.25%, 6/1/45	$8,648,509
1,250,000	Flint Michigan Hospital Building Authority, Hurley Medical Center, Series A, 5.25%, 7/1/39	1,298,475
5,485,000	Flint Michigan International Academy, Public School Academy, 5.75%, 10/1/37	5,494,873
60,000,000(c)	Michigan Finance Authority, 6/1/65	7,170,000
1,105,000	Michigan Finance Authority, 5.0%, 6/1/40	1,274,894
2,000,000	Michigan Finance Authority, 5.0%, 6/1/49	2,380,000
5,720,000	Michigan Finance Authority, 5.75%, 4/1/40	6,385,350
3,840,000	Michigan Public Educational Facilities Authority, David Ellis-West Project, 5.875%, 6/1/37	3,840,000
7,135,000(e)	Michigan Strategic Fund, Michigan Department Offices Lease, Series B, 7.75%, 3/1/40	7,856,491
4,000,000(e)	Michigan Strategic Fund, Series B, 6.625%, 11/1/41	4,663,000
7,550,000	University of Michigan, 5.0%, 4/1/50	9,822,852
	Total Michigan	$58,834,444
	Minnesota - 1.9%
1,935,000	Bloomington Port Authority, Radisson Blu Mall of America LLC, 9.0%, 12/1/35	$1,935,445
4,210,000	City of Bethel, Partnership Academy Project, Series A, 5.0%, 7/1/48	4,389,935
1,000,000	City of Bethel, Partnership Academy Project, Series A, 5.0%, 7/1/53	1,039,530
2,600,000	City of Brooklyn Park, Prairie Seeds Academy Project, Series A, 5.0%, 3/1/34	2,677,948
2,000,000	City of Brooklyn Park, Prairie Seeds Academy Project, Series A, 5.0%, 3/1/39	2,042,780
3,515,000	City of Deephaven MN, 5.0%, 7/1/55	3,800,910
400,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.25%, 7/1/37	438,672
1,500,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.5%, 7/1/50	1,638,375
2,000,000	City of Paul Minnesota, Housing & Redevelopment Authority, Great River School Project, Series A, 5.5%, 7/1/52 (144A)	2,137,400
1,500,000	City of Rochester MN, 5.125%, 9/1/38	1,613,865
3,145,000	City of Rochester, Math & Science Academy Project, Series A, 5.25%, 9/1/43	3,379,554
6,080,000	City of Rochester, Math & Science Academy Project, Series A, 5.375%, 9/1/50	6,557,888
1,415,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Higher Ground Academy Project, Series A, 5.125%, 12/1/38	1,487,887
1,300,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, St. Paul City School Project, Series A, 5.0%, 7/1/36	1,345,071
	Total Minnesota	$34,485,260
	Missouri - 0.5%
4,700,000	Community Memorial Hospital District, Missouri Hospital, 6.68%, 12/1/34	$4,709,729
400,000	Kansas City Industrial Development Authority, Series A, 4.25%, 4/1/26 (144A)	395,100
1,000,000	Kansas City Industrial Development Authority, Series A, 5.0%, 4/1/36 (144A)	993,580
2,300,000	Kansas City Industrial Development Authority, Series A, 5.0%, 4/1/46 (144A)	2,185,805
	Total Missouri	$8,284,214
	Nevada - 0.0%†
4,000,000(c)	City of Reno, Reno Transportation Rail Access, Series C, 7/1/58 (144A)	$560,560
	Total Nevada	$560,560
	New Jersey - 2.7%
975,000	New Jersey Economic Development Authority, 4.7%, 9/1/28 (144A)	$984,906
565,000	New Jersey Economic Development Authority, 5.375%, 9/1/33 (144A)	569,294
1,140,000	New Jersey Economic Development Authority, 5.625%, 9/1/38 (144A)	1,158,844
1,255,000	New Jersey Economic Development Authority, Charity Marion P. Thomas Charter School, 5.25%, 10/1/38 (144A)	1,303,029
7,205,000	New Jersey Economic Development Authority, Charity Marion P. Thomas Charter School, 5.375%, 10/1/50 (144A)	7,491,327
1,215,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, 5.25%, 7/1/37 (144A)	1,292,237
2,500,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, 5.375%, 7/1/47 (144A)	2,628,975
6,125,000	New Jersey Economic Development Authority, University Heights Charitable Schools Project, Series A, 5.75%, 9/1/50 (144A)	6,233,106
4,500,000	New Jersey Health Care Facilities Financing Authority, St. Peters University Hospital, 6.25%, 7/1/35	4,602,780
18,605,000	Tobacco Settlement Financing Corp., Series B, 5.0%, 6/1/46	21,465,519
	Total New Jersey	$47,730,017
	New Mexico - 1.2%
4,550,000	County of Otero, Mexico Jail Project, 9.0%, 4/1/23	$4,493,171
15,540,000(e)	County of Otero, Mexico Jail Project, 9.0%, 4/1/28	15,345,750
1,750,000	Lower Petroglyphs Public Improvement District, Refunding, 5.0%, 10/1/48	1,817,532
	Total New Mexico	$21,656,453
	New York - 11.2%
475,000	Buffalo & Erie County Industrial Land Development Corp., Medaille College Project, 5.0%, 10/1/28 (144A)	$512,435
4,150,000	Buffalo & Erie County Industrial Land Development Corp., Medaille College Project, 5.0%, 10/1/38 (144A)	4,458,179
8,755,000	Erie Country New York Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.0%, 6/1/45	8,769,708
10,000,000(f)	Erie County Industrial Development Agency, Galvstar LLC Project, Series A, 9.25%, 10/1/30	1,250,000
8,000,000(f)	Erie County Industrial Development Agency, Galvstar LLC Project, Series B, 9.25%, 10/1/30	1,890,000
1,795,000(f)	Erie County Industrial Development Agency, Galvstar LLC Project, Series C, 9.25%, 10/1/30	424,069
1,870,000	Metropolitan Transportation Authority, 5.0%, 11/15/25	2,084,732
2,000,000	Metropolitan Transportation Authority, 5.0%, 11/15/33	2,252,520
3,000,000	Metropolitan Transportation Authority, 5.0%, 11/15/43	3,435,360
Principal Amount USD ($)		Value
	New York - (continued)
4,395,000	Metropolitan Transportation Authority, 5.0%, 11/15/46	$4,781,013
9,500,000	Metropolitan Transportation Authority, 5.0%, 11/15/48	10,793,900
5,850,000	Metropolitan Transportation Authority, 5.0%, 11/15/56	6,360,003
7,000,000	Metropolitan Transportation Authority, 5.25%, 11/15/55	8,231,160
4,845,000	Metropolitan Transportation Authority, 5.25%, 11/15/56	5,283,812
21,410,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.0%, 6/1/35	21,704,387
4,740,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.125%, 6/1/46	4,805,175
10,410,000	New York City Water & Sewer System, 5.0%, 6/15/50	13,444,619
605,000	New York Counties Tobacco Trust IV, 5.0%, 6/1/42	614,837
18,800,000	New York Counties Tobacco Trust IV, 6.25%, 6/1/41 (144A)	20,372,432
13,120,000	New York Counties Tobacco Trust IV, Settlement Pass Through, Series A, 5.0%, 6/1/45	13,333,331
51,600,000(c)	New York Counties Tobacco Trust V, Capital Appreciation Pass Through, Sub Series S-4A, 6/1/60	2,025,300
2,000,000	New York Counties Tobacco Trust VI, 5.0%, 6/1/45	2,116,540
4,000,000	New York Transportation Development Corp., 4.375%, 10/1/45	4,440,000
5,000,000	New York Transportation Development Corp., 5.0%, 10/1/40	5,825,000
3,210,000	Riverhead Industrial Development Agency, 7.65%, 8/1/34	3,294,295
15,050,000	Suffolk Tobacco Asset Securitization Corp., Capital Appreciation, Series C, 6.625%, 6/1/44	15,689,625
9,030,000	Suffolk Tobacco Asset Securitization Corp., Series B, 6.0%, 6/1/48	9,040,565
3,000,000	TSASC, Inc., 5.0%, 6/1/45	3,150,000
19,500,000	TSASC, Inc., 5.0%, 6/1/48	20,377,500
	Total New York	$200,760,497
	Ohio - 3.2%
43,500,000	Buckeye Tobacco Settlement Financing Authority, 5.0%, 6/1/55	$48,828,750
715,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.125%, 1/1/32 (144A)	704,583
5,275,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	5,282,385
2,900,000	Southeastern Ohio Port Authority, Refunding & Improvement Memorial Health System, 6.0%, 12/1/42	2,981,635
	Total Ohio	$57,797,353
	Pennsylvania - 4.7%
200,000	Chester County Industrial Development Authority, 5.25%, 10/15/32	$206,246
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	1,082,520
2,435,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	2,629,824
8,425,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	8,969,845
4,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Temple University Health System, Series A, 5.625%, 7/1/42	4,196,280
8,445,000	Pennsylvania Economic Development Financing Authority, US Airways Group, Series B, 8.0%, 5/1/29	8,483,931
1,030,000	Philadelphia Authority for Industrial Development, 5.0%, 11/15/31	1,082,715
9,435,000	Philadelphia Authority for Industrial Development, 5.5%, 6/1/49 (144A)	9,764,565
4,055,000	Philadelphia Authority for Industrial Development, 2800 American Street Co. Project, Series A, 5.625%, 7/1/48 (144A)	4,336,376
2,200,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.5%, 6/1/45	2,271,588
2,940,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.625%, 6/1/50	3,044,194
2,500,000	Philadelphia Authority for Industrial Development, Green Woods Charter School Project, Series A, 5.5%, 6/15/32	2,570,325
5,200,000	Philadelphia Authority for Industrial Development, Green Woods Charter School Project, Series A, 5.75%, 6/15/42	5,349,812
6,000,000	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43	6,511,740
1,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)	1,000,920
3,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)	3,002,850
1,660,000	Philadelphia Authority for Industrial Development, Revenue International Education & Community Initiatives, 5.125%, 6/1/38 (144A)	1,757,226
3,500,000	Philadelphia Authority for Industrial Development, Revenue International Education & Community Initiatives, 5.25%, 6/1/48 (144A)	3,683,680
4,370,000	Philadelphia Authority for Industrial Development, Revenue International Education & Community Initiatives, 5.375%, 6/1/53 (144A)	4,631,020
1,570,000	Philadelphia Authority for Industrial Development, University of the Arts, 5.0%, 3/15/45 (144A)	1,607,429
8,295,000	Philadelphia Authority for Industrial Development, 5.0%, 11/15/50	8,458,329
	Total Pennsylvania	$84,641,415
	Puerto Rico - 3.1%
40,400,000(d)(f)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$26,108,500
2,460,000	Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth, 5.2%, 7/1/24	2,461,845
85,000	Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth, 5.625%, 7/1/22	81,706
24,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.0%, 7/1/58	26,941,425
	Total Puerto Rico	$55,593,476
	Rhode Island - 0.4%
2,065,000(f)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$371,700
2,000,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 9/1/47 (144A)	3,088,800
Principal Amount USD ($)		Value
	Rhode Island - (continued)
4,250,000	Tobacco Settlement Financing Corp., Series B, 5.0%, 6/1/50	$4,479,500
	Total Rhode Island	$7,940,000
	Tennessee - 0.0%†
5,000(f)	Johnson City Health & Educational Facilities Board, Appalachian Christian Village, 5.0%, 2/15/43	$3,750
	Total Tennessee	$3,750
	Texas - 5.6%
640,000	Arlington Higher Education Finance Corp., 3.5%, 3/1/24 (144A)	$656,198
16,875,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	18,101,981
170,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 5.875%, 3/1/24	183,474
525,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 6.625%, 3/1/29	571,037
375,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	407,479
7,030,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	7,576,653
575,000	City of Celina, 5.5%, 9/1/24	595,182
1,075,000	City of Celina, 6.0%, 9/1/30	1,121,214
2,700,000	City of Celina, 6.25%, 9/1/40	2,815,344
3,335,000(e)	Greater Texas Cultural Education Facilities Finance Corp., 9.0%, 2/1/33 (144A)	3,348,107
16,755,000(e)	Greater Texas Cultural Education Facilities Finance Corp., 9.0%, 2/1/50 (144A)	17,149,580
100,000	La Vernia Higher Education Finance Corp., 5.25%, 8/15/35 (144A)	107,168
2,000,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A, 5.5%, 8/15/45 (144A)	2,119,120
1,700,000	Newark Higher Education Finance Corp., Austin Achieve Public Schools, Inc., 5.0%, 6/15/48	1,719,312
17,350,000(f)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	4,272,438
8,142,447	Tarrant County Cultural Education Facilities Finance Corp., 5.75%, 12/1/54	8,489,234
2,250,000(f)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.625%, 11/15/41	55,958
5,000,000(f)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.875%, 11/15/48	124,350
1,000,000(f)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 9.0%, 10/1/30	659,000
5,000,000	Texas Water Development Board, 5.0%, 10/15/43	6,326,100
16,770,000	Texas Water Development Board, State Water Implementation Fund, Series B, 5.0%, 4/15/49	21,365,315
1,250,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 5.5%, 7/1/46	1,157,975
1,000,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 5.75%, 7/1/51	933,410
90,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 6.0%, 7/1/26	88,744
1,350,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 7.0%, 7/1/51	1,328,495
	Total Texas	$101,272,868
	Utah - 0.4%
255,000(g)	Utah Charter School Finance Authority, Summit Academy High School, Series A, 7.25%, 5/15/21	$263,132
1,985,000(b)	Utah Charter School Finance Authority, Summit Academy High School, Series A, 8.125%, 5/15/31	2,055,845
5,145,000(b)	Utah Charter School Finance Authority, Summit Academy High School, Series A, 8.5%, 5/15/41	5,337,371
	Total Utah	$7,656,348
	Virginia - 5.8%
3,000,000	Ballston Quarter Community Development Authority, Series A, 5.5%, 3/1/46	$2,609,760
2,100,000	Cherry Hill Community Development Authority, Potomac Shores Project, 5.4%, 3/1/45 (144A)	2,133,222
815,000	Embrey Mill Community Development Authority, 5.3%, 3/1/35 (144A)	846,915
4,645,000	Embrey Mill Community Development Authority, 5.6%, 3/1/45 (144A)	4,829,267
44,310,000	Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/47	44,697,713
4,605,000	Tobacco Settlement Financing Corp., Series B-2, 5.2%, 6/1/46	4,760,419
19,475,000	Tobacco Settlement Financing Corp./VA, 6.706%, 6/1/46	20,327,031
13,225,000	Virginia Small Business Financing Authority, 5.0%, 1/1/40	13,603,632
925,000	Virginia Small Business Financing Authority, 5.0%, 1/1/44	954,600
10,000,000	Virginia Small Business Financing Authority, 5.0%, 7/1/49	10,313,100
	Total Virginia	$105,075,659
	Wisconsin - 2.6%
2,660,000	Public Finance Authority, 5.0%, 6/1/50 (144A)	$2,754,058
775,000	Public Finance Authority, Community School of Davidson Project, 5.0%, 10/1/33	844,177
5,905,000	Public Finance Authority, Community School of Davidson Project, 5.0%, 10/1/48	6,250,265
1,590,000	Public Finance Authority, Coral Academy Science Las Vegas, 5.625%, 7/1/44	1,755,917
9,310,000	Public Finance Authority, Gardner Webb University, 5.0%, 7/1/31 (144A)	10,087,385
5,325,000	Public Finance Authority, Glenridge Palmer Ranch, Series A, 8.25%, 6/1/46 (144A)	5,561,856
5,057,500	Public Finance Authority, Las Ventanas Retirement Community, 7.0%, 10/1/42	5,130,530
400,000	Public Finance Authority, Lead Academy Project, Series A, 4.25%, 8/1/26 (144A)	408,912
2,000,000	Public Finance Authority, Lead Academy Project, Series A, 5.0%, 8/1/36 (144A)	2,085,940
2,500,000	Public Finance Authority, Lead Academy Project, Series A, 5.125%, 8/1/46 (144A)	2,578,475
500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.3%, 6/1/47	504,095
2,500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.375%, 6/1/52	2,522,900
10,265,000(c)(f)	Public Finance Authority, Springshire Pre Development Project, 12/1/20 (144A)	1,751,209
1,245,000(b)	Public Finance Authority, Voyager Foundation, Inc., Project, Series A, 5.125%, 10/1/45	1,357,050
Principal Amount USD ($)		Value
	Wisconsin - (continued)
2,815,000(b)	Public Finance Authority, Voyager Foundation, Inc., Project, Series A, 6.2%, 10/1/42	$3,118,513
	Total Wisconsin	$46,711,282
	TOTAL MUNICIPAL BONDS
	(Cost $1,634,387,702)	$1,665,399,980
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.8% of Net Assets
15,000,000(c)	U.S. Treasury Bill, 12/22/20	$14,999,355
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $14,999,248)	$14,999,355
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 93.8%
	(Cost $1,654,635,572) (i)	$1,685,999,335
	OTHER ASSETS AND LIABILITIES - 6.2%	$111,146,758
	NET ASSETS - 100.0%	$1,797,146,093

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Association Corporation.
RIB
Residual Interest Bond is purchased in a secondary market.  The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at November 30, 2020.

ST APPROP	State Appropriations.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2020, the value of these securities amounted to $336,440,252, or 18.7% of net assets.

†	Amount rounds to less than 0.1%.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)
Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Represents a General Obligation Bond.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2020.
(f)	Security is in default.
(g)	Escrow to maturity.
(i)	The concentration of investments by type of obligation/market sector is as follows:

Revenue Bonds:
Education Revenue	25.5%
Tobacco Revenue	23.9%
Development Revenue	15.1%
Health Revenue	13.2%
General Obligation	12.2%
Transportation Revenue	4.2%
Water Revenue	3.0%
Facilities Revenue	1.7%
Other Revenue	1.2%
Pollution Control Revenue	0.0%†
100.0%

† Amount rounds to less than 0.1%.

#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Enterprise Development Authority	6/6/2019	$5,248,622	$5,600,000
Total Restricted Securities			$5,600,000
% of Net assets			0.3%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Debtor in Possession Financing	$–	$5,600,000	$–	$5,600,000
Municipal Bonds	–	1,665,399,980	–	1,665,399,980
U.S. Government and Agency Obligation	–	14,999,355	–	14,999,355
Total Investments in Securities	$–	$1,685,999,335	$–	$1,685,999,335

During the three months ended November 30, 2020, there were no transfers between Levels 1, 2 and 3.